                              REMBRANDT FUNDS(R)
                                INVESTOR SHARES
                      SUPPLEMENT DATED APRIL 20, 1998 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

As of April 20, 1998, purchase, redemption and exchange orders for the Treasury Money Market Fund and the Tax-Exempt Money Market Fund submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or its affiliates act in a fiduciary, agency, investment advisory or custodial capacity will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same day.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              REMBRANDT FUNDS(R)
                                 COMMON SHARES
                      SUPPLEMENT DATED APRIL 20, 1998 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

As of April 20, 1998, purchase, redemption and exchange orders for the Treasury Market Fund and the Tax-Exempt Money Market Fund submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or its affiliates act in a fiduciary, agency, investment advisory or custodial capacity will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same day.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE